Offerings	Dec. 16, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2031
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 698,880,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,515.33
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 4.550% Senior Notes due 2031
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 299,700,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,388.57
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 5.150% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) of the Securities Act, no separate registration fee is payable for the guarantee.